Transition disclosures - Balance sheet movement - Assets, impact of transition to IFRS 9 and IFRS 15 (Narrative) (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Transition disclosures [line items]
Financial assets at fair value through the income statement	£ 149,648		£ 116,281	[1]	£ 78,608
Financial assets mandatorily at fair value [member]
Transition disclosures [line items]
Financial assets at fair value through the income statement	149,648	£ 130,200	116,281
Financial assets designated at fair value [member]
Transition disclosures [line items]
Financial assets at fair value through the income statement	£ 9,228	£ 10,000	£ 116,281

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .